Document and Entity Information	Sep. 25, 2020
Cover [Abstract]
Entity Registrant Name	XCEL ENERGY INC
Amendment Flag	false
Entity Central Index Key	0000072903
Document Type	8-K
Document Period End Date	Sep. 25, 2020
Entity Incorporation State Country Code	MN
Entity File Number	001-3034
Entity Tax Identification Number	41-0448030
Entity Address, Address Line One	414 Nicollet Mall
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55401
City Area Code	(612)
Local Phone Number	330-5500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $2.50 par value per share
Trading Symbol	XEL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false